Schedule of Investments (unaudited)
December 31, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.8%
Communication Services — 5.6%
Diversified Telecommunication Services — 3.4%
AT&T Inc.	148,800	$3,388,176
Verizon Communications Inc.	87,200	3,487,128
Total Diversified Telecommunication Services		6,875,304
Entertainment — 0.4%
Walt Disney Co.	8,100	901,935
Interactive Media & Services — 0.0%††
Match Group Inc.	2,200	71,962 *
Media — 1.8%
Comcast Corp., Class A Shares	76,000	2,852,280
Fox Corp., Class A Shares	6,900	335,202
Interpublic Group of Cos. Inc.	7,700	215,754
Omnicom Group Inc.	4,400	378,576
Total Media		3,781,812

Total Communication Services		11,631,013
Consumer Discretionary — 7.6%
Automobile Components — 0.1%
BorgWarner Inc.	4,100	130,339
Gentex Corp.	4,400	126,412
Total Automobile Components		256,751
Automobiles — 1.0%
Ford Motor Co.	82,900	820,710
General Motors Co.	24,600	1,310,442
Total Automobiles		2,131,152
Broadline Retail — 0.3%
eBay Inc.	10,400	644,280
Diversified Consumer Services — 0.1%
ADT Inc.	16,600	114,706
H&R Block Inc.	2,900	153,236
Total Diversified Consumer Services		267,942
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants Inc.	2,400	448,056
Expedia Group Inc.	2,600	484,458 *
Wynn Resorts Ltd.	2,200	189,552
Total Hotels, Restaurants & Leisure		1,122,066
Household Durables — 1.6%
DR Horton Inc.	7,600	1,062,632
Lennar Corp., Class A Shares	5,900	804,583
Mohawk Industries Inc.	1,300	154,869 *
NVR Inc.	40	327,156 *
PulteGroup Inc.	5,800	631,620
Toll Brothers Inc.	2,100	264,495
TopBuild Corp.	300	93,402 *
Total Household Durables		3,338,757
Leisure Products — 0.1%
Hasbro Inc.	2,900	162,139
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 3.6%
AutoNation Inc.	1,700	$288,728 *
AutoZone Inc.	366	1,171,932 *
Best Buy Co. Inc.	4,400	377,520
CarMax Inc.	3,200	261,632 *
Dick’s Sporting Goods Inc.	1,200	274,608
Lithia Motors Inc.	600	214,458
Lowe’s Cos. Inc.	15,500	3,825,400
Murphy USA Inc.	400	200,700
Penske Automotive Group Inc.	1,400	213,416
Williams-Sonoma Inc.	2,500	462,950
Total Specialty Retail		7,291,344
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp.	900	207,882
Skechers U.S.A. Inc., Class A Shares	2,900	194,996 *
Total Textiles, Apparel & Luxury Goods		402,878

Total Consumer Discretionary		15,617,309
Consumer Staples — 6.5%
Beverages — 1.4%
Coca-Cola Consolidated Inc.	133	167,579
Constellation Brands Inc., Class A Shares	900	198,900
Keurig Dr Pepper Inc.	27,300	876,876
PepsiCo Inc.	10,000	1,520,600
Total Beverages		2,763,955
Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings Inc.	1,300	116,155 *
Kroger Co.	12,000	733,800
Sysco Corp.	10,400	795,184
Total Consumer Staples Distribution & Retail		1,645,139
Food Products — 1.1%
Bunge Global SA	1,700	132,192
Campbell’s Co.	6,100	255,468
Conagra Brands Inc.	9,900	274,725
General Mills Inc.	11,100	707,847
Hormel Foods Corp.	2,500	78,425
Ingredion Inc.	1,300	178,828
Kraft Heinz Co.	21,400	657,194
Total Food Products		2,284,679
Household Products — 0.4%
Kimberly-Clark Corp.	6,700	877,968
Tobacco — 2.8%
Altria Group Inc.	35,600	1,861,524
Philip Morris International Inc.	32,100	3,863,235
Total Tobacco		5,724,759

Total Consumer Staples		13,296,500
Energy — 4.7%
Energy Equipment & Services — 0.5%
Baker Hughes Co.	19,900	816,298
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
TechnipFMC PLC	8,000	$231,520
Total Energy Equipment & Services		1,047,818
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	9,300	140,337
Cheniere Energy Inc.	4,800	1,031,376
Chevron Corp.	30,173	4,370,257
DT Midstream Inc.	900	89,487
EOG Resources Inc.	12,000	1,470,960
Kinder Morgan Inc.	46,000	1,260,400
Range Resources Corp.	4,800	172,704
Total Oil, Gas & Consumable Fuels		8,535,521

Total Energy		9,583,339
Financials — 32.8%
Banks — 14.7%
Bank of America Corp.	138,800	6,100,260
Citigroup Inc.	31,200	2,196,168
Citizens Financial Group Inc.	8,000	350,080
Commerce Bancshares Inc.	2,310	143,936
Cullen/Frost Bankers Inc.	900	120,825
East-West Bancorp Inc.	2,400	229,824
Fifth Third Bancorp	9,900	418,572
First Citizens BancShares Inc., Class A Shares	266	562,063
First Horizon Corp.	4,900	98,686
Huntington Bancshares Inc.	25,700	418,139
JPMorgan Chase & Co.	50,500	12,105,355
M&T Bank Corp.	2,400	451,224
PNC Financial Services Group Inc.	7,200	1,388,520
Regions Financial Corp.	16,400	385,728
US Bancorp	14,400	688,752
Webster Financial Corp.	3,100	171,182
Wells Fargo & Co.	61,800	4,340,832
Zions Bancorp NA	1,400	75,950
Total Banks		30,246,096
Capital Markets — 6.0%
Ameriprise Financial Inc.	1,868	994,579
Bank of New York Mellon Corp.	14,600	1,121,718
Goldman Sachs Group Inc.	5,906	3,381,894
Invesco Ltd.	4,100	71,668
Jefferies Financial Group Inc.	3,600	282,240
LPL Financial Holdings Inc.	1,300	424,463
Morgan Stanley	29,300	3,683,596
Northern Trust Corp.	3,500	358,750
Raymond James Financial Inc.	3,700	574,721
SEI Investments Co.	2,300	189,704
State Street Corp.	6,000	588,900
Stifel Financial Corp.	1,900	201,552
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
T. Rowe Price Group Inc.	4,000	$452,360
Total Capital Markets		12,326,145
Consumer Finance — 3.1%
Ally Financial Inc.	4,800	172,848
American Express Co.	12,600	3,739,554
Capital One Financial Corp.	6,300	1,123,416
Discover Financial Services	4,900	848,827
Synchrony Financial	7,700	500,500
Total Consumer Finance		6,385,145
Financial Services — 1.9%
Apollo Global Management Inc.	10,100	1,668,116
Corpay Inc.	1,200	406,104 *
Equitable Holdings Inc.	7,500	353,775
PayPal Holdings Inc.	18,600	1,587,510 *
Voya Financial Inc.	1,000	68,830
Total Financial Services		4,084,335
Insurance — 7.1%
Aflac Inc.	11,400	1,179,216
American Financial Group Inc.	1,400	191,702
American International Group Inc.	11,600	844,480
Arch Capital Group Ltd.	6,400	591,040
Assurant Inc.	900	191,898
Chubb Ltd.	7,300	2,016,990
Cincinnati Financial Corp.	2,800	402,360
Everest Group Ltd.	500	181,230
Fidelity National Financial Inc.	4,800	269,472
Hartford Financial Services Group Inc.	5,900	645,460
Loews Corp.	4,300	364,167
Markel Group Inc.	200	345,246 *
MetLife Inc.	14,800	1,211,824
Old Republic International Corp.	5,100	184,569
Primerica Inc.	700	189,994
Principal Financial Group Inc.	4,500	348,345
Progressive Corp.	5,400	1,293,894
Prudential Financial Inc.	6,600	782,298
Reinsurance Group of America Inc.	1,300	277,719
Travelers Cos. Inc.	7,600	1,830,764
Unum Group	3,600	262,908
Willis Towers Watson PLC	1,900	595,156
WR Berkley Corp.	6,950	406,714
Total Insurance		14,607,446

Total Financials		67,649,167
Health Care — 14.9%
Biotechnology — 4.4%
AbbVie Inc.	36,600	6,503,820
Gilead Sciences Inc.	25,000	2,309,250
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
United Therapeutics Corp.	1,000	$352,840 *
Total Biotechnology		9,165,910
Health Care Equipment & Supplies — 1.0%
Medtronic PLC	26,500	2,116,820
Health Care Providers & Services — 6.1%
Cardinal Health Inc.	5,000	591,350
Cencora Inc.	4,100	921,188
Cigna Group	6,000	1,656,840
DaVita Inc.	1,700	254,235 *
HCA Healthcare Inc.	7,200	2,161,080
Henry Schein Inc.	2,600	179,920 *
Labcorp Holdings Inc.	2,100	481,572
McKesson Corp.	3,503	1,996,395
Quest Diagnostics Inc.	3,100	467,666
Tenet Healthcare Corp.	1,800	227,214 *
UnitedHealth Group Inc.	6,700	3,389,262
Universal Health Services Inc., Class B Shares	1,700	305,014
Total Health Care Providers & Services		12,631,736
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories Inc., Class A Shares	500	164,255 *
Pharmaceuticals — 3.3%
Johnson & Johnson	44,300	6,406,666
Viatris Inc.	24,700	307,515
Total Pharmaceuticals		6,714,181

Total Health Care		30,792,902
Industrials — 12.2%
Aerospace & Defense — 3.1%
L3Harris Technologies Inc.	3,800	799,064
Lockheed Martin Corp.	4,704	2,285,862
RTX Corp.	25,500	2,950,860
Textron Inc.	4,900	374,801
Total Aerospace & Defense		6,410,587
Air Freight & Logistics — 0.7%
FedEx Corp.	5,100	1,434,783
Building Products — 1.3%
Allegion PLC	1,800	235,224
Builders FirstSource Inc.	2,600	371,618 *
Fortune Brands Innovations Inc.	2,400	163,992
Johnson Controls International PLC	10,800	852,444
Masco Corp.	5,600	406,392
Owens Corning	2,500	425,800
UFP Industries Inc.	1,400	157,710
Total Building Products		2,613,180
Electrical Equipment — 0.1%
Acuity Brands Inc.	600	175,278
Ground Transportation — 0.8%
CSX Corp.	40,500	1,306,935
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
U-Haul Holding Co.	300	$20,727 *
U-Haul Holding Co., Non Voting Shares	4,100	262,605
Total Ground Transportation		1,590,267
Industrial Conglomerates — 0.2%
3M Co.	3,900	503,451
Machinery — 4.5%
Allison Transmission Holdings Inc.	1,800	194,508
Caterpillar Inc.	10,100	3,663,876
Cummins Inc.	2,800	976,080
Deere & Co.	4,971	2,106,213
Dover Corp.	2,400	450,240
Middleby Corp.	900	121,905 *
Oshkosh Corp.	1,400	133,098
PACCAR Inc.	10,850	1,128,617
Snap-on Inc.	1,100	373,428
Toro Co.	700	56,070
Total Machinery		9,204,035
Passenger Airlines — 0.7%
Delta Air Lines Inc.	13,200	798,600
United Airlines Holdings Inc.	6,900	669,990 *
Total Passenger Airlines		1,468,590
Professional Services — 0.3%
Genpact Ltd.	3,500	150,325
Leidos Holdings Inc.	2,800	403,368
Total Professional Services		553,693
Trading Companies & Distributors — 0.5%
United Rentals Inc.	1,335	940,427
WESCO International Inc.	1,100	199,056
Total Trading Companies & Distributors		1,139,483

Total Industrials		25,093,347
Information Technology — 7.9%
Communications Equipment — 2.3%
Cisco Systems Inc.	79,700	4,718,240
Electronic Equipment, Instruments & Components — 0.3%
Jabil Inc.	2,100	302,190
TD SYNNEX Corp.	1,800	211,104
Total Electronic Equipment, Instruments & Components		513,294
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A Shares	10,300	792,070
International Business Machines Corp.	13,600	2,989,688
Total IT Services		3,781,758
Semiconductors & Semiconductor Equipment — 2.2%
Amkor Technology Inc.	4,300	110,467
First Solar Inc.	2,200	387,728 *
ON Semiconductor Corp.	8,000	504,400 *
QUALCOMM Inc.	22,300	3,425,726
Total Semiconductors & Semiconductor Equipment		4,428,321
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — 0.2%
Dropbox Inc., Class A Shares	4,600	$138,184 *
Gen Digital Inc.	12,800	350,464
Total Software		488,648
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies Inc., Class C Shares	6,100	702,964
Hewlett Packard Enterprise Co.	27,600	589,260
HP Inc.	27,300	890,799
NetApp Inc.	1,500	174,120
Total Technology Hardware, Storage & Peripherals		2,357,143

Total Information Technology		16,287,404
Materials — 1.6%
Chemicals — 0.5%
CF Industries Holdings Inc.	3,500	298,620
Corteva Inc.	5,000	284,800
Eastman Chemical Co.	2,400	219,168
PPG Industries Inc.	2,300	274,735
Total Chemicals		1,077,323
Construction Materials — 0.1%
Eagle Materials Inc.	600	148,056
Containers & Packaging — 0.6%
Amcor PLC	29,800	280,418
Berry Global Group Inc.	2,100	135,807
Crown Holdings Inc.	3,000	248,070
Graphic Packaging Holding Co.	6,400	173,824
International Paper Co.	5,700	306,774
Total Containers & Packaging		1,144,893
Metals & Mining — 0.4%
Commercial Metals Co.	900	44,640
Reliance Inc.	1,400	376,964
Steel Dynamics Inc.	4,400	501,908
Total Metals & Mining		923,512

Total Materials		3,293,784
Utilities — 4.0%
Electric Utilities — 2.2%
Duke Energy Corp.	16,000	1,723,840
Edison International	5,900	471,056
Evergy Inc.	4,800	295,440
NRG Energy Inc.	4,100	369,902
OGE Energy Corp.	4,100	169,125
Pinnacle West Capital Corp.	2,400	203,448
PPL Corp.	15,500	503,130
Southern Co.	10,400	856,128
Total Electric Utilities		4,592,069
Multi-Utilities — 1.8%
Consolidated Edison Inc.	7,200	642,456
Dominion Energy Inc.	17,400	937,164
Public Service Enterprise Group Inc.	10,900	920,941
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Sempra		10,900	$956,148
WEC Energy Group Inc.		2,900	272,716
Total Multi-Utilities			3,729,425

Total Utilities			8,321,494
Total Common Stocks (Cost — $141,676,805)			201,566,259
Investments in Underlying Funds — 1.6%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $3,394,796)		17,800	3,295,314
Total Investments before Short-Term Investments (Cost — $145,071,601)			204,861,573
	Rate
Short-Term Investments — 0.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $1,177,275)	4.377%	1,177,275	1,177,275 (a)(b)
Total Investments — 100.0% (Cost — $146,248,876)			206,038,848
Liabilities in Excess of Other Assets — (0.0)%††			(72,138)
Total Net Assets — 100.0%			$205,966,710

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated Companies was $1,177,275 and the cost was $1,177,275 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$201,566,259	—	—	$201,566,259
Investments in Underlying Funds	3,295,314	—	—	3,295,314
Total Long-Term Investments	204,861,573	—	—	204,861,573
Short-Term Investments†	1,177,275	—	—	1,177,275
Total Investments	$206,038,848	—	—	$206,038,848

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2024. The following transactions were effected in such company for the period ended December 31, 2024.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,343,826	$7,190,535	7,190,535	$7,357,086	7,357,086

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,247	—	$1,177,275

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2024 Quarterly Report